Share-based payments (Details 11 - Textuals 4) - Employee stock ownership plan	12 Months Ended
	Dec. 31, 2021 shares yr € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Share-based payments
Period of continued employment under service conditions	3 years
Contractual life of the share options | yr	10
Number of equal parts for vesting shares		3
Vesting period		3 years
Number of share options granted during the period | shares	0	5,691	30,084
Number of share options exercised during the period | shares	2,851	34,502	36,916
Weighted-average share price at the date of exercise	€ 79.06	€ 81.78	€ 72.63
Weighted average remaining assumed life of share options outstanding	6 years	7 years	8 years
Bottom of range [member]
Share-based payments
Exercise prices	€ 23.37
Top of range [member]
Share-based payments
Exercise prices	€ 84.44
First year
Share-based payments
Percentage of vesting of shares and share options after grant date	0.00%
Second year
Share-based payments
Percentage of vesting of shares and share options after grant date	67.00%
Third year
Share-based payments
Percentage of vesting of shares and share options after grant date	33.00%